Cover	Dec. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2023
Entity File Number	333-185928
Entity Registrant Name	Arax Holdings Corp.
Entity Central Index Key	0001566243
Entity Tax Identification Number	99-0376721
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1600 B SW Dash Point Rd, #1068
Entity Address, City or Town	Federal Way
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98023
City Area Code	(850)
Local Phone Number	254-1161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false